CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at beginning of period at Dec. 31, 2013	$ 351,173	$ (110,347)	$ (9,245)	$ 231,581
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	18,021	0	18,021
Cash dividends declared	0	(4,129)	0	(4,129)
Issuance of common stock	97	0	0	97
Share based compensation	1,192	0	0	1,192
Other comprehensive income (loss)	0	0	3,609	3,609
Balances at end of the period at Dec. 31, 2014	352,462	(96,455)	(5,636)	250,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	20,017	0	20,017
Cash dividends declared	0	(5,896)	0	(5,896)
Repurchase of common stock	(13,498)			(13,498)
Issuance of common stock	112	0	0	112
Share based compensation	1,477	0	0	1,477
Share based compensation withholding obligation	(1,091)	0	0	(1,091)
Other comprehensive income (loss)	0	0	(400)	(400)
Balances at end of the period at Dec. 31, 2015	339,462	(82,334)	(6,036)	251,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting principle	62	1,185	0	1,247
Balance at beginning of period, as adjusted at Dec. 31, 2015	339,524	(81,149)	(6,036)	252,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	22,766	0	22,766
Cash dividends declared	0	(7,274)	0	(7,274)
Repurchase of common stock	(16,854)			(16,854)
Issuance of common stock	82	0	0	82
Share based compensation	1,620	0	0	1,620
Share based compensation withholding obligation	(627)	0	0	(627)
Other comprehensive income (loss)	0	0	(3,072)	(3,072)
Balances at end of the period at Dec. 31, 2016	$ 323,745	$ (65,657)	$ (9,108)	$ 248,980